Goodwill, Intangible Assets and In-Process Revenue Contracts	12 Months Ended
Dec. 31, 2013
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Goodwill, Intangible Assets and In-Process Revenue Contracts
5.	Goodwill, Intangible Assets and In-Process Revenue Contracts

a)	Goodwill

The carrying amount of goodwill for the shuttle tanker segment was $127.1 million as at December 31, 2013 and 2012. In 2013 and 2012, the Partnership conducted a goodwill impairment review of its shuttle tanker segment and concluded that no impairment had occurred.

b)	Intangible Assets

As at December 31, 2013, intangible assets consisted of:

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer contracts (shuttle tanker segment)	124,250	(114,204)	10,046
Customer contracts (FPSO segment)	353	(353)	—
Other intangible assets (FPSO segment)	390	—	390

	124,993	(114,557)	10,436

As at December 31, 2012, intangible assets consisted of:

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer contracts (shuttle tanker segment)	124,250	(109,153)	15,097
Customer contracts (FPSO segment)	353	(313)	40
Other intangible assets (FPSO segment)	390	—	390

	124,993	(109,466)	15,527

Aggregate amortization expense of intangible assets for the year ended December 31, 2013 was $5.1 million (2012 - $6.0 million, 2011 - $7.1 million), included in depreciation and amortization on the consolidated statements of income (loss). Amortization of intangible assets for the five years subsequent to December 31, 2013 is expected to be $4.0 million (2014), $3.0 million (2015), $2.0 million (2016), $1.0 million (2017) and nil thereafter. Other intangible assets is a trade name which is not amortized.

c)	In-Process Revenue Contracts

As part of the Partnership’s acquisition of the Piranema Spirit (see note 17) on November 30, 2011, the Partnership assumed an FPSO service contract with terms that were less favorable than the then prevailing market terms. As at December 31, 2013, the Partnership has a liability based on the estimated fair value of the contract. The Partnership is amortizing this liability over the estimated remaining term of the contract on a weighted basis based on the projected revenue to be earned under the contract.

Amortization of in-process revenue contracts for the year ended December 31, 2013 was $12.7 million (2012 - $12.7 million, 2011 - $1.1 million), which is included in revenues on the consolidated statements of income (loss). Amortization for the five years subsequent to December 31, 2013 is expected to be $12.7 million (2014), $12.7 million (2015), $12.8 million (2016), $12.7 million (2017), $9.1 million (2018) and $41.3 million (thereafter).